Intangibles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DocGo Inc. and Subsidiaries [Member]
Intangibles (Details) [Line Items]
Amortization expense	$ 1,845,193	$ 1,451,214